Events After the Reporting Period (Tables)	12 Months Ended
Dec. 31, 2025
Events After the Reporting Period [Abstract]
Schedule of Sets Forth the Historical Pre-Split and Unaudited Pro Forma Post-Split Effects on Basic and Diluted

The table below sets forth the historical pre-split and unaudited pro forma post-split effects of the 1-for-20 reverse stock split on basic and diluted earnings per share, as if the transaction had taken place on January 1, 2023:

	For the years ended December 31,
Financial metric	2023 (MYR)	2024 (MYR)	2025 (MYR)	2025 (USD)

Profit attributable to ordinary shareholders	3,754,385	3,512,168	6,583,003	1,623,029
Add: Effect on interest expenses of AI RCPS	100,648	—	—	—
Net earnings used in the computation of diluted earnings per share	3,855,033	3,512,168	6,583,003	1,623,029

Historical Pre-Split Basis (Audited):
Weighted average number of ordinary shares (Basic)	20,000,000	20,031,151	20,753,924	20,753,924
Weighted average number of ordinary shares (Diluted)	20,067,069	20,031,151	20,753,924	20,753,924
Basic and diluted earnings per share	MYR 0.19	MYR 0.18	MYR 0.32	USD 0.08

Pro Forma Post-Split Basis (1-for-20) (Unaudited):
Pro forma weighted average ordinary shares (Basic & Diluted)	1,000,000	1,001,558	1,037,696	1,037,696
Pro forma basic and diluted earnings per share	MYR 3.75	MYR 3.51	MYR 6.34	USD 1.56